Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue:
Software as a service (SaaS) revenue	$ 32,390	$ 46,768
License and software revenue	2,159	1,505
Managed services revenue	6,458	3,520
Total revenue	41,007	51,793
Cost and expenses:
Third-party costs	23,365	16,862
Datacenter and direct project costs	5,552	7,892
General and administrative expenses	14,065	15,132
Sales and marketing expenses	12,591	12,753
Research and development expenses	4,497	4,684
Acquisition related and other charges	0	2,197
Impairment of goodwill and intangible assets	133,129	0
Depreciation and amortization	8,620	7,269
Total cost and expenses	201,819	66,789
Loss from operations	(160,812)	(14,996)
Interest expense, net	(438)	(743)
Gain (loss) from foreign currency transactions	(2,634)	1,375
Other income (expense)	(6)	6,174
Loss before income taxes, equity method investments and non-controlling interest	(163,890)	(8,190)
Income tax (expense) benefit	6,853	(278)
Loss from equity method investments	0	(371)
Net loss	(157,037)	(8,839)
Net loss attributable to non-controlling interest	(679)	(21)
Net loss attributable to Velti	(156,358)	(8,818)
Foreign currency translation adjustments	(6,343)	4,254
Comprehensive loss	(163,380)	(4,585)
Comprehensive loss attributable to non-controlling interests	679	18
Comprehensive loss attributable to Velti	$ (162,701)	$ (4,567)
Basic (in dollars per share)	$ (2.38)	$ (0.14)
Diluted (in dollars per share)	$ (2.38)	$ (0.14)
Weighted average number of shares outstanding for use in computing per share amounts:
Basic (in shares)	65,808	61,816
Diluted (in shares)	65,808	61,816